Prepaid Expenses, Other Prepaid for Events and Long-Term Prepaids (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Nov. 23, 2023
Prepaid Expenses, Other Prepaid for Events and Long-Term Prepaids [Line Items]
Agreed to pay amount	$ 42,091	$ 146,859	$ 15,000,000
Prepaid amount	$ 590,443	$ 1,202,991
Argentine Football Association [Member]
Prepaid Expenses, Other Prepaid for Events and Long-Term Prepaids [Line Items]
Prepaid amount			$ 7,500,000